Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2011
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	June 30, 2011 (unaudited)		December 31, 2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	822	1,009	748	874
Civil claims	558	444	510	410
Tax-related actions	742	429	746	442
Others	47	6	39	5
	2,169	1,888	2,043	1,731

Changes in the provisions for asset retirement obligations

	Three-month period ended (unaudited)			Six-month period ended (unaudited)
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010

Beginning of period	1,368	1,368	1,129	1,368	1,116
Accretion expense	30	41	31	71	58
Liabilities settled in the current period	(20)	(10)	(2)	(30)	(10)
Revisions in estimated cash flows (*)	(10)	(63)	28	(73)	26
Cumulative translation adjustment	42	32	(24)	74	(28)
End of period	1,410	1,368	1,162	1,410	1,162

Current liabilities	56	71	80	56	80
Non-current liabilities	1,354	1,297	1,082	1,354	1,082
Total	1,410	1,368	1,162	1,410	1,162